Equipment Installment Plan Receivables	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Equipment Installment Plan Receivables
Note 2 – Equipment Installment Plan Receivables

We offer certain retail customers the option to pay for their devices and accessories in installments over a period of up to 24 months using an EIP.

The following table summarizes the EIP receivables:

(in millions)	December 31, 2016	December 31, 2015
EIP receivables, gross	$3,230	$3,558
Unamortized imputed discount	(195)	(185)
EIP receivables, net of unamortized imputed discount	3,035	3,373
Allowance for credit losses	(121)	(148)
EIP receivables, net	$2,914	$3,225

Classified on the balance sheet as:
Equipment installment plan receivables, net	$1,930	$2,378
Equipment installment plan receivables due after one year, net	984	847
EIP receivables, net	$2,914	$3,225

We use a proprietary credit scoring model that measures the credit quality of a customer at the time of application for mobile communications service using several factors, such as credit bureau information, consumer credit risk scores and service plan characteristics. Based upon customer credit profiles, we classify EIP receivables into the credit categories of “Prime” and “Subprime.” Prime customer receivables are those with lower delinquency risk and Subprime customer receivables are those with higher delinquency risk. Subprime customers may be required to make a down payment on their equipment purchases. In addition, certain customers within the Subprime category are required to pay an advance deposit.

EIP receivables for which invoices have not yet been generated for the customer are classified as Unbilled. EIP receivables for which invoices have been generated but which are not past the contractual due date are classified as Billed – Current. EIP receivables for which invoices have been generated and the payment is past the contractual due date are classified as Billed – Past Due.

The balance and aging of the EIP receivables on a gross basis by credit category were as follows:

	December 31, 2016			December 31, 2015
(in millions)	Prime	Subprime	Total	Prime	Subprime	Total
Unbilled	$1,343	$1,686	$3,029	$1,593	$1,698	$3,291
Billed – Current	51	77	128	77	91	168
Billed – Past Due	25	48	73	37	62	99
EIP receivables, gross	$1,419	$1,811	$3,230	$1,707	$1,851	$3,558

The increase in subprime EIP receivables as a percentage of total EIP receivables is primarily due to the EIP sale arrangement funding increase during the year ended December 31, 2016.

Activity for the years ended December 31, 2016 and 2015 in the unamortized imputed discount and allowance for credit losses balances for the EIP receivables was as follows:

(in millions)	December 31, 2016	December 31, 2015
Imputed discount and allowance for credit losses, beginning of year	$333	$448
Bad debt expense	250	365
Write-offs, net of recoveries	(277)	(333)
Change in imputed discount on short-term and long-term EIP receivables	186	(84)
Impacts from sales of EIP receivables	(176)	(63)
Imputed discount and allowance for credit losses, end of year	$316	$333

The EIP receivables had weighted average effective imputed interest rates of 9.0% and 8.8% as of December 31, 2016 and 2015, respectively.